Acquisition of GCI (Tables) - Seaspan [Member]	12 Months Ended
Dec. 31, 2019
Business Acquisition [Line Items]
Schedule of Aggregate Purchase Price

The aggregate purchase price was $498,050,000, comprised of:

Cash	$331.9
1,986,449 of the Company's Series D preferred shares	47.2
2,514,996 of the Company's Class A common shares	13.9
Settlement of intercompany balances	41.3
Carrying value of previously held equity interest	61.9
Acquisition related transaction fees	1.9
Aggregate purchase price	$498.1

Summary of Value of Attributed to Identifiable Assets Acquired and Liabilities Assumed

The following table summarizes the value attributed to the identifiable assets acquired and liabilities assumed;

Cash and cash equivalents	$70.1
Current assets	5.3
Vessels	1,369.8
Vessels under construction	28.9
Other assets	107.4
Total assets acquired	1,581.5
Debt assumed	1,038.1
Current liabilities	31.1
Other long-term liabilities	14.2
Net assets acquired	$498.1